Income tax expenses - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017
Composition of income tax expenses
Current income tax expense	¥ 17,266		¥ 28,184	¥ 26,042
Deferred taxation	(1,717)	$ (250)	(1,369)	3,236
Income tax expenses	¥ 15,549	$ 2,264	¥ 26,815	¥ 29,278
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Total tax adjustments	¥ 0		¥ 0	¥ 6,085
Undistributed earnings intended to be invested indefinitely in the PRC	¥ 233,600		¥ 176,400
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Alibaba China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Alibaba China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)					10.00%
Taobao China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Taobao China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)					10.00%
Tmall China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Tmall China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)					10.00%
Alibaba Beijing | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)	15.00%	15.00%
Alibaba Beijing | PRC | Software Enterprise
Composition of income tax expenses
Enterprise income tax rate (as a percent)			12.50%	12.50%	12.50%
Period of full exemption from income tax							2 years
Reduction in preferential tax rate (as a percent)				50.00%	50.00%	50.00%
Period of 50% reduction to income tax rate					3 years
Alibaba Beijing | PRC | Key Software Enterprise
Composition of income tax expenses
Enterprise income tax rate (as a percent)					12.50%
Preferential tax rate (as a percent)					10.00%
China Co. | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%